Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued operations and assets classified as held for sale [Abstract]
Discontinued operations and assets classified as held for sale (Tables), Discontinued operations, net of income taxes [Text Block]

Philips Group

Discontinued operations, net of income taxes

in millions of EUR

2016 - 2018

	2016	2017	2018
Signify	244	896	(198)
The combined Lumileds and Automotive businesses	282	(29)	12
Other	134	(24)	(27)
Discontinued operations, net of income taxes	660	843	(213)

Discontinued operations and assets classified as held for sale (Tables), Results of Signify [Text Block]

Results of Signify

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	7,094	6,319
Costs and expenses	(6,726)	(5,776)	(18)
Result on the deconsolidation of discontinued operations		538
Fair value adjustment retained interest		(104)	(218)
Dividend income			32
Income before tax	368	977	(204)
Income tax expense	(124)	(150)	7
Income tax on the deconsolidation of discontinued operations		61
US Tax Cuts and Jobs Act		8
Results from discontinued operations	244	896	(198)

Discontinued operations and assets classified as held for sale (Tables), Results of combined Lumileds and Automotive businesses [Text Block]

Philips Group

Results of combined Lumileds and Automotive businesses

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	1,711	804
Costs and expenses	(1,376)	(630)	5
Result on the sale of discontinued operations		(98)	8
Income before tax	335	76	13
Income tax expense	(53)	(25)	(1)
Income tax on the sale of discontinued operations		26
US Tax Cuts and Jobs Act [1]		(107)
Results from discontinued operations	282	(29)	12
[1] For further details related to US Tax Cuts and Jobs Act please refer to Income Taxes.

Discontinued operations and assets classified as held for sale (Tables), Discontinued operations cash flows [Text Block]

Discontinued operations cash flows

in millions of EUR

2016 -2018

	2016	2017	2018
Cash flows from operating activities	1,037	350	(15)
Cash flows from investing activities	(112)	856	662
Cash flows from financing activities	1,226	(144)
Total discontinued operations cash flows	2,151	1,063	647